CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash and short-term, highly liquid investments with maturity dates of less than three months when acquired that are readily convertible to cash and which are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity.
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Cash at banks and on hand	643	170
Short-term deposits and securities	880	146
Total cash and cash equivalents	1,523	316
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Euro	950	88
British pound	424	124
US dollar	32	27
Norwegian krone	70	44
Swedish krona	33	21
Other	14	12
Total cash and cash equivalents	1,523	316
There are no material restrictions on the Group’s cash and cash equivalents.